UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06692

Name of Fund:  BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 89.1%
Corporate — 0.5%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$2,435	$2,802,222
County/City/Special District/School District — 34.4%
Centinela Valley Union High School District, GO, County of Los Angeles, California (BAM), 4.00%, 8/01/41 (a)	2,500	2,706,577
Centinela Valley Union High School District, GO, Refunding, Election of 2008, Series B, 6.00%, 8/01/36	2,250	2,880,607
City & County of San Francisco California, COP, Port Facilities Project, Series C, AMT, 5.25%, 3/01/32	1,050	1,234,779
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,273,280
County of Los Angeles Public Works Financing Authority, Refunding RB, Series D:
4.00%, 12/01/40	1,000	1,073,280
5.00%, 12/01/45	4,765	5,632,325
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/19 (b)	2,500	2,788,950
County of Orange California Water District, COP, Refunding, 5.25%, 8/15/34	9,045	10,286,607
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	10,000	11,995,300
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,755	3,347,353
Fremont Union High School District, GO, Refunding, 4.00%, 8/01/40	1,150	1,256,375
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/37	2,725	3,312,074
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,165	2,557,168
5.75%, 8/01/35	8,400	10,003,056

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/21 (b)	$2,500	$3,144,275
Grossmont Union High School District, GO, Election of 2008, Series C, 5.50%, 8/01/33	1,880	2,231,955
Kern Community College District, GO, Safety Repair & Improvements, Series C, 5.25%, 11/01/32	5,715	7,116,146
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 4/01/39	2,075	2,325,535
Merced Union High School District, GO, CAB, Refunding (AGM) (c):
0.00%, 8/01/40	3,125	1,037,187
0.00%, 8/01/42	3,375	991,035
Mount San Antonio Community College District, GO, Refunding, Election of 2008, Series 2013 A, 5.00%, 8/01/34	4,500	5,434,425
Mountain View-Whisman School District, GO, Election of 2012, Series B, 3.00%, 9/01/38 (a)	1,325	1,305,443
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	8,140	9,615,945
Orchard School District, GO, Election of 2001, Series A (AGC), 5.00%, 8/01/19 (b)	7,490	8,509,614
Oxnard Union High School District California, GO, Refunding, Series A (NPFGC), 6.20%, 8/01/30	9,645	10,066,872
Perris Union High School District, GO, Election of 2012, Series B, 5.25%, 9/01/39	2,715	3,265,602
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM):
5.50%, 8/01/34	2,000	2,205,180
5.63%, 8/01/18 (b)	4,500	4,996,485
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,465,650
San Diego Unified School District, GO, CAB, Series C (c):
Election of 2008, 0.00%, 7/01/42	2,900	1,091,125
Election of 2008, 0.00%, 7/01/43	1,000	361,490

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
San Diego Unified School District, GO, CAB, Series C (c) (continued):
Election of 2008, 0.00%, 7/01/45	$1,300	$434,785
0.00%, 7/01/47	830	255,466
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A:
5.75%, 5/01/36	2,570	2,581,385
5.75%, 5/01/42	4,500	5,340,105
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A:
5.00%, 6/01/32	3,375	4,023,810
5.00%, 6/01/39	5,800	6,761,060
San Juan Unified School District, GO, Election of 2002 (AGM), 5.00%, 8/01/34	6,475	7,400,731
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,000	3,584,130
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/19 (b)	5,600	6,503,952
Sweetwater Union High School District, GO, Refunding, 4.00%, 8/01/42	2,500	2,694,625
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/38	1,625	1,986,546
Walnut Valley Unified School District, GO, Election of 2007, Series B, 5.75%, 8/01/21 (b)	7,680	9,291,034
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 8/01/41	6,140	7,266,936
Election of 2010, Series B, 5.50%, 8/01/39	3,000	3,685,290

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
West Contra Costa California Unified School District, GO (continued):
Election of 2012, Series A, 5.50%, 8/01/39	$2,500	$3,071,075

		195,392,625
Education — 2.1%
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,296,178
University of California, RB, 5.25%, 5/15/36	3,680	4,479,112
University of California, Refunding RB, Series AR, 5.00%, 5/15/46	3,600	4,348,800

		12,124,090
Health — 10.2%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	10,000	11,517,300
Providence Health Services, Series B, 5.50%, 10/01/39	4,205	4,785,122
Sutter Health, Series A, 5.25%, 11/15/46	6,970	7,136,653
Sutter Health, Series B, 6.00%, 8/15/42	7,715	9,267,567
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,500	6,287,765
Dignity Health, Series A, 6.00%, 7/01/34	2,370	2,722,206
Lucile Salter Packard Childrens Hospital at Stanford, Series B, 5.00%, 8/15/55	4,500	5,300,100
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 8/15/42	5,130	6,148,048
California Statewide Communities Development Authority, Refunding RB:
5.00%, 5/15/40	750	879,247
Catholic Healthcare West, Series D (BHAC), 5.50%, 7/01/31	865	913,016

2	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Municipal Bonds	Par (000)	Value
California (continued)
Health (continued)
California Statewide Communities Development Authority, Refunding RB (continued):
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	$2,860	$3,240,294

		58,197,318
State — 7.4%
State of California, GO, Various Purposes:
6.00%, 3/01/33	5,500	6,537,630
6.00%, 4/01/38	17,180	19,695,839
6.00%, 11/01/39	3,510	4,122,390
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,295,442
Various Capital Projects, Series I, 5.50%, 11/01/33	2,575	3,196,167
Various Capital Projects, Sub-Series I-1, 6.13%, 11/01/29	3,365	3,987,895

		41,835,363
Transportation — 17.2%
City & County of San Francisco California Airports Commission, ARB:
Series E, 6.00%, 5/01/39	9,650	11,103,194
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	705	708,306
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.13%, 1/01/27	985	989,472
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series 34E (AGM), 5.75%, 5/01/24	5,000	5,488,800
2nd Series 34E (AGM), 5.75%, 5/01/25	3,500	3,838,835
2nd Series A, 5.25%, 5/01/33	1,900	2,219,238
Series A, 5.00%, 5/01/39	6,175	7,038,697
Series A, 5.00%, 5/01/40	3,785	4,305,740

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
City of Los Angeles California Department of Airports, ARB:
AMT, Series D, 5.00%, 5/15/35	$2,000	$2,347,640
AMT, Series D, 5.00%, 5/15/36	1,500	1,755,510
Los Angeles International Airport, Sub-Series B, 5.00%, 5/15/40	2,500	2,836,275
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.25%, 5/15/29	4,760	5,384,560
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	1,400	1,680,966
County of Orange California, ARB, Series B, 5.75%, 7/01/34	5,000	5,295,150
County of Sacramento California, ARB:
Senior Series B, AMT (AGM), 5.25%, 7/01/33	8,570	9,271,455
Senior Series B, AMT (AGM), 5.25%, 7/01/39	4,995	5,379,265
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/39	5,555	6,117,999
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 3/01/40	4,500	5,411,295
County of San Diego California Regional Airport Authority, Refunding ARB, Series B, 5.00%, 7/01/40	6,350	7,191,820
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/39	2,760	3,119,821
Port of Los Angeles California Harbor Department, RB, Series B, 5.25%, 8/01/34	5,530	6,250,946

		97,734,984
Utilities — 17.3%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	5,000	5,875,750

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
City of Los Angeles California Department of Water & Power, RB, Series A, 5.00%, 7/01/41	$1,705	$2,057,765
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	8,000	9,254,640
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A, 5.00%, 6/01/28	2,000	2,312,180
City of San Francisco California Public Utilities Commission Water Revenue, RB, Sub-Series A, 5.00%, 11/01/37	10,000	11,681,500
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series A:
5.25%, 11/01/31	6,280	7,172,639
5.00%, 11/01/36	5,335	6,423,660
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/38	4,895	5,293,012
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 8/01/41	4,000	4,765,280
East Bay California Municipal Utility District, Refunding RB, Sub-Series A, 5.00%, 6/01/30	5,000	5,784,950
East Bay California Municipal Utility District Wastewater System Revenue, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/17 (b)	2,500	2,620,025
East Bay California Municipal Utility District Water System Revenue, Refunding RB, Series A (NPFGC), 5.00%, 6/01/17 (b)	3,000	3,144,030
El Dorado Irrigation District / El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 3/01/39	5,000	5,965,300
Imperial Irrigation District, Series A, Electric System Revenue:
5.13%, 11/01/18 (b)	4,085	4,529,203
5.13%, 11/01/38	915	1,009,364
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	15,000	15,757,950

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/19 (b)	$2,000	$2,269,420
Upper Santa Clara Valley Joint Powers Authority, Refunding RB, Series A (a):
5.00%, 8/01/41	875	1,062,364
5.00%, 8/01/46	1,000	1,209,140

		98,188,172
Total Municipal Bonds — 89.1%		506,274,774

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
California — 71.0%
County/City/Special District/School District — 34.1%
Arcadia Unified School District California, GO, Election of 2006, Series A (AGM), 5.00%, 8/01/37	7,925	8,179,589
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 8/15/52	10,000	11,693,300
City of Los Angeles Department of Airports, Series D, AMT, 5.00%, 5/15/41	13,311	15,429,285
County of San Luis Obispo Community College District, GO, Refunding, Election of 2014, Series A, 4.00%, 8/01/40	6,585	7,219,516
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/17 (b)	12,150	12,819,708
Los Angeles Community College District California, GO, Series A (b):
Election of 2001 (AGM), 5.00%, 8/01/17	12,000	12,661,440
Election of 2001 (NPFGC), 5.00%, 8/01/17	26,438	27,894,752
Election of 2003, Series F-1, 5.00%, 8/01/18	12,000	13,156,320
Los Angeles Community College District California, GO, Refunding, Election of 2008, 6.00%, 8/01/19 (b)	9,596	11,196,489

4	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	$5,000	$5,625,450
County of San Mateo Community College District, GO, Series A, 5.00%, 9/01/45	17,615	21,035,295
Palomar California Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	15,140	18,015,389
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM), 5.00%, 8/01/16 (b)	10,000	10,116,600
West Valley-Mission Community College District, GO, Election of 2012, Series B, 4.00%, 8/01/40	17,000	18,740,120

		193,783,253
Education — 13.6%
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	12,680,690
University of California, RB:
Series AM, 5.25%, 5/15/44	9,210	11,037,817
Series O, 5.75%, 5/15/19 (b)	11,190	12,865,814
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	13,002	15,542,208
Series I, 5.00%, 5/15/40	21,105	25,070,194

		77,196,723
Health — 9.2%
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series A, 5.00%, 8/15/43	24,940	29,179,301
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	19,860	22,931,548

		52,110,849
Transportation — 1.1%
City of Los Angeles California Department of Airports, RB, Senior Revenue, Series A, AMT, 5.00%, 5/15/40	5,500	6,379,780

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
Utilities — 13.0%
Anaheim Public Financing Authority, RB, Refunding, Series A:
5.00%, 5/01/39	$6,000	$7,067,880
5.00%, 5/01/46	13,500	15,743,160
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	4,380	4,944,013
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	5,029	5,284,928
City of Los Angeles California Wastewater System, RB, Green Bonds, Series A, 5.00%, 6/01/44	6,290	7,516,110
County of San Diego Water Authority Financing Corp., COP, Refunding, Series A (AGM):
5.00%, 5/01/18 (b)	1,412	1,528,459
5.00%, 5/01/33	7,098	7,682,424
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AGM), 5.00%, 7/01/37	13,525	14,212,453
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	9,277	10,120,721

		74,100,148
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 71.0%		403,570,753
Total Long-Term Investments (Cost — $837,052,103) — 160.1%		909,845,527

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (e)(f)	1,869,472	1,869,472
Total Short-Term Securities (Cost — $1,869,472) — 0.3%		1,869,472

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Value
Total Investments (Cost — $838,921,575*) — 160.4%	$911,714,999
Other Assets Less Liabilities — 0.6%	3,564,122
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (31.7)%	(180,479,473)
VRDP Shares, at Liquidation Value — (29.3)%	(166,500,000)

Net Assets Applicable to Common Shares — 100.0%	$568,299,648

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$658,201,009

Gross unrealized appreciation	$73,126,735
Gross unrealized depreciation	(5,333)

Net unrealized appreciation	$73,121,402

6	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Notes to Schedule of Investments

(a)	When-issued security.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(e)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BIF California Municipal Money Fund	12,279,624	(10,410,152)	1,869,472	$2

(f)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(117)	10-Year U.S. Treasury Note	June 2016	$15,217,313	$126,796
(35)	5-Year U.S. Treasury Note	June 2016	$4,231,992	13,518
(44)	Long U.S. Treasury Bond	June 2016	$7,185,750	91,344
(14)	Ultra U.S. Treasury Bond	June 2016	$2,398,812	53,208
Total				$284,866

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2016	7

Schedule of Investments (concluded)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$909,845,527	—	$909,845,527
Short-Term Securities	$1,869,472	—	—	1,869,472

Total investments	$1,869,472	$909,845,527	—	$911,714,999

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$284,866	—	—	$284,866

[1] See above Schedule of Investments for values in each sector.

[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$396,750	—	—	$396,750
Liabilities:
Bank overdraft	—	$(183,514)	—	(183,514)
TOB trust certificates	—	(180,392,588)	—	(180,392,588)
VRDP Shares	—	(166,500,000)	—	(166,500,000)

Total	$396,750	$(347,076,102)	—	$(346,679,352)

During the period ended April 30, 2016, there were no transfers between levels.

8	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date:	June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date:	June 22, 2016